TYPE                13F-HR/A
PERIOD              06/30/08
FILER
     CIK            0000829882
     CCC            cnh3mid$
SUBMISSION-CONTACT
     NAME           Nicolo Lisciandra
     PHONE          732-936-2735

                    FORM 13F
                    FORM 13F COVER PAGE



                              UNITED STATES
        	     SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                          	13F
                   	Form 13F COVER PAGE

THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM
13F FILED ON AUGUST 13,2008 PURSUANT TO A REQUEST FOR
CONFIDENTIAL TREATMENT WHICH IS HEREBY WITHDRAWN.

Report for the Calendar Year or Quarter ended: June 30,2008

Check here if Amendment  [ x ]; Amendment Number: 1
  This Amendment  (Check only one.): [ ] is a restatement
                                     [x] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Marc C. Cohodes
Address:   12 Linden Place
	     2nd Floor
           Red Bank, NJ 07701


Form 13F File Number: 28-02246
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report
Is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statement, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:       Marc C. Cohodes
Title:      President
Phone:      732-936-2700

Signature, Place, and Date of Signing:

       /s/ Marc C. Cohodes                Larkspur, CA         November 10, 2008
            [Signature]                  [City, State]           [Date]

Report Type  (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE.(Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting managers(s).)

                      	Form 13F SUMMARY PAGE

Report Summary:

Information for which confidential treatment has been requested has been omitted and filed with the Commission.


Number of Other Included Managers:                0

Form 13F Information Table Entry Total:           8

Form 13F Information Table Value Total:    $  370,345
                                            (thousands)

                                                 FORM 13F INFORMATION TABLE
                                                 VALUE       SHARES/   SH/  PUT/INVSTMT OTHER        VOTING AUTHORITY
     NAME OF ISSUER     TITLE OF CLA    CUSIP    (X$1000)    PRN AMT   PRN  CALLDSCRETN MANAGERS   SOLE    SHARED  NONE
------------------------------------------------------------------------------------------------------------------ --------
American Capital StrategPUT         024937954          93,670 3,940,700SH   PUT  OTHER            184,600
Arthrocare Corp         PUT         043136950          10,203   250,000SH   PUT  OTHER            250,000
Fairfax Finl Hlds, Ltd  PUT         303901952          88,027   346,700SH   PUT  OTHER             26,000
Hansen Nat Corp         PUT         411310955          63,096 2,189,300SH   PUT  OTHER          2,189,300
Jos A Bank Clothiers IncPUT         480838951          86,667 3,239,900SH   PUT  OTHER          3,239,900
Open Text Corp          PUT         683715956          16,371   510,000SH   PUT  OTHER            250,000
Omnivision Technologies PUT         682128953           2,550   210,900SH   PUT  OTHER            210,900
Tempur Pedic Intl Inc   PUT         88023u951           9,761 1,249,800SH   PUT  OTHER            150,000

 /TEXT
 /DOCUMENT
 /SUBMISSION